Quarterly Holdings Report
for

Fidelity® China Region Fund

July 31, 2020

HKC-QTLY-0920
1.804836.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATION SERVICES - 17.8%
Entertainment - 2.9%
Bilibili, Inc. ADR (a)(b)	496,700	$21,646,186
DouYu International Holdings Ltd. ADR (b)	1,762,400	23,721,904
		45,368,090
Interactive Media & Services - 14.9%
Momo, Inc. ADR	396,700	7,327,049
Tencent Holdings Ltd.	3,101,100	212,729,923
YY, Inc. ADR (a)	140,234	11,193,478
		231,250,450

TOTAL COMMUNICATION SERVICES		276,618,540

CONSUMER DISCRETIONARY - 28.9%
Automobiles - 1.2%
Great Wall Motor Co. Ltd. (H Shares)	10,223,000	9,985,176
Guangzhou Automobile Group Co. Ltd. (H Shares)	7,508,000	7,178,339
Li Auto, Inc. ADR (a)	97,900	1,566,400
		18,729,915
Diversified Consumer Services - 1.6%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	183,700	25,754,740
Hotels, Restaurants & Leisure - 2.2%
SJM Holdings Ltd.	16,636,000	18,738,924
Summit Ascent Holdings Ltd. (a)	58,410,000	3,617,512
Wynn Macau Ltd.	6,489,200	11,370,313
		33,726,749
Household Durables - 3.6%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	2,078,707	16,960,096
Haier Electronics Group Co. Ltd.	8,872,000	38,864,209
		55,824,305
Internet & Direct Marketing Retail - 16.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	754,800	189,469,896
Ctrip.com International Ltd. ADR (a)	414,800	11,282,560
Farfetch Ltd. Class A (a)(b)	441,000	11,302,830
Meituan Dianping Class B (a)	965,288	23,900,851
momo.com, Inc.	238,000	5,268,715
Pinduoduo, Inc. ADR (a)	232,905	21,380,679
		262,605,531
Leisure Products - 0.1%
Bafang Electric Suzhou Co. Ltd. (A Shares)	51,400	1,175,874
Textiles, Apparel & Luxury Goods - 3.4%
Anhui Korrun Co. Ltd. (A Shares)	2,814,731	13,344,968
Compagnie Financiere Richemont SA Series A	223,140	13,852,780
ECLAT Textile Co. Ltd.	942,000	11,100,470
LVMH Moet Hennessy Louis Vuitton SE	33,900	14,741,184
		53,039,402

TOTAL CONSUMER DISCRETIONARY		450,856,516

CONSUMER STAPLES - 1.9%
Beverages - 1.5%
Kweichow Moutai Co. Ltd. (A Shares)	94,445	22,722,911
Tobacco - 0.4%
Smoore International Holdings Ltd. (a)(c)	1,257,000	6,755,100

TOTAL CONSUMER STAPLES		29,478,011

ENERGY - 0.9%
Energy Equipment & Services - 0.9%
China Oilfield Services Ltd. (H Shares)	17,780,000	13,833,452
FINANCIALS - 11.1%
Banks - 4.7%
China Construction Bank Corp. (H Shares)	55,877,000	40,741,635
Dah Sing Banking Group Ltd.	3,656,800	3,302,788
E.SUN Financial Holdings Co. Ltd.	9,150,048	8,445,143
Industrial & Commercial Bank of China Ltd. (H Shares)	34,995,000	20,505,025
		72,994,591
Consumer Finance - 0.3%
LexinFintech Holdings Ltd. ADR (a)	540,609	4,600,583
Insurance - 6.1%
AIA Group Ltd.	6,318,200	56,970,852
China Life Insurance Co. Ltd.	7,945,000	5,492,933
China Life Insurance Co. Ltd. (H Shares)	6,493,000	14,894,377
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,333,000	3,861,251
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,302,000	13,737,700
		94,957,113

TOTAL FINANCIALS		172,552,287

HEALTH CARE - 6.3%
Biotechnology - 3.3%
Akeso, Inc. (a)	5,755,000	21,727,069
Innovent Biologics, Inc. (a)(c)	1,926,500	11,807,124
Jinyu Bio-Technology Co. Ltd. (A Shares)	3,485,728	14,587,271
Zai Lab Ltd. ADR (a)	30,200	2,298,522
		50,419,986
Health Care Equipment & Supplies - 0.8%
Kangji Medical Holdings Ltd. (a)	1,231,000	4,088,350
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	167,315	8,323,352
		12,411,702
Life Sciences Tools & Services - 0.3%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)	78,400	1,011,574
Pharmaron Beijing Co. Ltd. (H Shares) (c)	385,200	4,182,365
		5,193,939
Pharmaceuticals - 1.9%
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	4,460,000	19,277,963
Hua Medicine (a)(c)	693,000	625,911
Sino Biopharmaceutical Ltd.	7,584,000	9,883,282
		29,787,156

TOTAL HEALTH CARE		97,812,783

INDUSTRIALS - 2.6%
Industrial Conglomerates - 0.5%
Far Eastern Textile Ltd.	9,211,000	8,030,843
Machinery - 1.5%
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Program) Class A warrants 1/21/22 (a)(c)	999,376	1,551,681
HIWIN Technologies Corp.	1,282,350	13,495,203
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,179,413	8,498,355
		23,545,239
Professional Services - 0.5%
Guangzhou GRG Metrology & Test Co. Ltd. ELS (UBS AG London Branch Bank Warrant Program) Class A warrants 1/13/21 (a)(c)	1,926,391	7,561,778
Transportation Infrastructure - 0.1%
Shenzhen Expressway Co. Ltd. (H Shares)	652,000	621,689

TOTAL INDUSTRIALS		39,759,549

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 0.6%
Ericsson (B Shares) sponsored ADR	746,400	8,620,920
Electronic Equipment & Components - 1.2%
AVIC Jonhon OptronicTechnology Co. Ltd.	2,363,022	14,753,748
Sunny Optical Technology Group Co. Ltd.	243,500	4,583,906
		19,337,654
IT Services - 0.9%
TravelSky Technology Ltd. (H Shares)	7,260,000	13,957,395
Semiconductors & Semiconductor Equipment - 14.8%
ASM Pacific Technology Ltd.	711,300	7,993,785
Faraday Technology Corp.	3,532,000	5,659,717
MediaTek, Inc.	1,408,000	33,615,149
Micron Technology, Inc. (a)	529,300	26,494,112
NXP Semiconductors NV	141,270	16,603,463
SK Hynix, Inc.	389,880	26,994,852
Taiwan Semiconductor Manufacturing Co. Ltd.	7,201,000	104,559,573
Universal Display Corp.	48,800	8,513,160
		230,433,811
Software - 0.3%
Agora, Inc. ADR (a)(b)	8,200	357,028
Archosaur Games, Inc. (a)(c)	158,000	507,619
China Youzan Ltd. (a)	19,408,000	4,257,074
		5,121,721
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd.	310,370	15,027,196

TOTAL INFORMATION TECHNOLOGY		292,498,697

MATERIALS - 4.6%
Chemicals - 0.8%
LG Chemical Ltd.	25,138	11,939,846
Construction Materials - 1.8%
China Jushi Co. Ltd. (A Shares)	7,969,705	15,813,383
West China Cement Ltd.	57,872,000	12,320,659
		28,134,042
Containers & Packaging - 1.0%
Greatview Aseptic Pack Co. Ltd.	20,422,000	7,746,885
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	1,659,825	8,447,673
		16,194,558
Metals & Mining - 1.0%
Zijin Mining Group Co. Ltd. (H Shares)	25,466,000	15,804,738

TOTAL MATERIALS		72,073,184

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Link (REIT)	1,293,463	10,038,553
Real Estate Management & Development - 3.6%
China Jinmao Holdings Group Ltd.	12,476,000	8,483,352
China Overseas Land and Investment Ltd.	6,808,000	20,730,656
Longfor Properties Co. Ltd. (c)	1,855,500	9,169,406
Shimao Property Holdings Ltd.	1,792,000	7,595,474
Sun Hung Kai Properties Ltd.	827,000	10,057,810
		56,036,698

TOTAL REAL ESTATE		66,075,251

UTILITIES - 0.5%
Gas Utilities - 0.5%
China Gas Holdings Ltd.	2,800,132	8,418,136
TOTAL COMMON STOCKS
(Cost $945,825,300)		1,519,976,406

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Antengene Corp. Series C1 (d)(e)	1,094,111	3,091,833
Nonconvertible Preferred Stocks - 1.3%
INFORMATION TECHNOLOGY - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co. Ltd.	486,190	20,124,768
TOTAL PREFERRED STOCKS
(Cost $19,064,728)		23,216,601

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.14% (f)	18,541,161	18,546,724
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	33,989,334	33,992,733
TOTAL MONEY MARKET FUNDS
(Cost $52,537,853)		52,539,457
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $1,017,427,881)		1,595,732,464
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(38,271,476)
NET ASSETS - 100%		$1,557,460,988

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,438,947 or 3.9% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,091,833 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Antengene Corp. Series C1	7/11/20	$3,091,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$103,102
Fidelity Securities Lending Cash Central Fund	318,884
Total	$421,986

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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